SECURITIES (Details) (USD $)	12 Months Ended													12 Months Ended							12 Months Ended															3 Months Ended			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Below Investment Grade 1 [Member]	Dec. 31, 2012 Below Investment Grade 2 [Member]	Dec. 31, 2012 Below Investment Grade 3 [Member]	Dec. 31, 2012 U.S. Agency [Member]	Dec. 31, 2011 U.S. Agency [Member]	Dec. 31, 2012 U.S. Agency Residential Mortgage-Backed [Member]	Dec. 31, 2011 U.S. Agency Residential Mortgage-Backed [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member]	Dec. 31, 2011 Private Label Residential Mortgage-Backed [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member] California [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member] Florida [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member] Nevada [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member] Minimum [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member] Maximum [Member]	Dec. 31, 2012 Jumbo [Member]	Dec. 31, 2011 Jumbo [Member]	Dec. 31, 2012 Alt - A [Member]	Dec. 31, 2011 Alt - A [Member]	Dec. 31, 2012 Seasoned ARM Transactions [Member]	Dec. 31, 2012 Fixed Rate Jumbo [Member]	Dec. 31, 2011 Fixed Rate Jumbo [Member]	Dec. 31, 2010 Fixed Rate Jumbo [Member]	Dec. 31, 2012 Hybrid ARM Alt - A [Member]	Dec. 31, 2011 Hybrid ARM Alt - A [Member]	Dec. 31, 2012 Hybrid ARM Jumbos [Member]	Dec. 31, 2011 Hybrid ARM Jumbos [Member]	Dec. 31, 2010 Hybrid ARM Jumbos [Member]	Dec. 31, 2012 Obligations of States and Political Subdivisions [Member]	Dec. 31, 2011 Obligations of States and Political Subdivisions [Member]	Mar. 31, 2010 Trust Preferred [Member]	Dec. 31, 2012 Trust Preferred [Member]	Dec. 31, 2011 Trust Preferred [Member]	Dec. 31, 2012 Rated Issues [Member]	Dec. 31, 2011 Rated Issues [Member]	Dec. 31, 2012 Unrated Issues - No OTTI [Member]	Dec. 31, 2011 Unrated Issues - No OTTI [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 208,929,000		$ 161,023,000							$ 30,620,000	$ 24,980,000	$ 126,151,000	$ 93,415,000	$ 9,070,000	$ 11,066,000																			$ 38,384,000	$ 26,865,000		$ 4,704,000	$ 4,697,000
Unrealized gains	2,070,000		1,575,000							70,000	58,000	1,264,000	1,007,000	0	0																			736,000	510,000		0	0
Unrealized losses	2,586,000		5,154,000							23,000	21,000	3,000	216,000	876,000	2,798,000																			69,000	58,000		1,615,000	2,061,000
Fair Value	208,413,000		157,444,000							30,667,000	25,017,000	127,412,000	94,206,000	8,194,000	8,268,000																			39,051,000	27,317,000		3,089,000	2,636,000
Accumulated other comprehensive loss	300,000		1,100,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	15,481,000		53,228,000							8,097,000	9,974,000	0	42,500,000	0	163,000																			7,384,000	0		0	591,000
Less Than Twelve Months, Unrealized Losses	92,000		1,545,000							23,000	21,000	0	216,000	0	90,000																			69,000	0		0	1,218,000
Twelve Months or More, Fair Value	11,738,000		11,876,000							0	0	457,000	0	8,192,000	8,102,000																			0	1,729,000		3,089,000	2,045,000
Twelve Months or More, Unrealized Losses	2,494,000		3,609,000							0	0	3,000	0	876,000	2,708,000																			0	58,000		1,615,000	843,000
Total, Fair value	27,219,000		65,104,000							8,097,000	9,974,000	457,000	42,500,000	8,192,000	8,265,000																			7,384,000	1,729,000		3,089,000	2,636,000
Total, Unrealized Losses	2,586,000		5,154,000							23,000	21,000	3,000	216,000	876,000	2,798,000																			69,000	58,000		1,615,000	2,061,000
Number of securities with market fair value less than amortized cost										2		1		8
Number of issues rated as investment grade														2
Number of securities rated below investment grade														4
Number of securities that are split rated														2
Number of bonds with impairment in excess of ten percent														3
Percentage of excess impairment on bonds (in hundredths)														10.00%
Mortgage Backed Securities Issued By Private Enterprises [Abstract]
Fair Value																					6,041,000	6,454,000	2,153,000	1,814,000
Net Unrealized Gain Loss																					(594,000)	(1,937,000)	(282,000)	(861,000)
Percentage of credit widening (in hundredths)																					74.00%		26.00%
Number of transactions with geographic concentration																7	3	1
Collateral pool, minimum (in hundredths)																22.00%	5.00%
Collateral pool, maximum (in hundredths)																58.00%	7.00%
Typical median exposure (in hundredths)																47.00%		5.00%
Number of transactions with concentration in loans														6
Percentage of loans with interest only for for a specified period of time (in hundredths)																			31.00%	94.00%
Super senior (in hundredths)														22.00%
Senior (in hundredths)														41.00%
Senior support (in hundredths)														25.00%
Mezzanine (in hundredths)														12.00%
Seasoned transaction period	100 months
Level of subordination (in hundredths)														8.23%
Review of credit performance	includes: current period as well as cumulative realized losses; the level of severe payment problems, which includes other real estate (ORE), foreclosures, bankruptcy and 90 day delinquencies; and the level of less severe payment problems, which consists of 30 and 60 day delinquencies.
Normalized prepayment rate, minimum (in hundredths)																									12.00%
Normalized prepayment rate, maximum (in hundredths)																									20.00%
Number of transactions with fixed rate collateral														1
Projected period of decline in loan defaults	3 years
Expected loss severity period	18 months
Period loss severity are expected to decline	2 years
The number of private label mortgage backed securities currently below investment grade with OTTI														3
Fair value of private label mortgage backed securities currently below investment grade with OTTI							3,300,000	1,800,000	100,000
Private label mortgage backed securities with OTTI and below investment grade, unrealized losses							400,000	100,000	10,000
Private label mortgage backed securities with OTTI and below investment grade, amortized cost							3,800,000	1,900,000	100,000
Loan transactions period																										30 years			30 years		30 years
Average fico required for underlying loans																										744			717		738
Average loan-to-value (in hundredths)																										72.00%			78.00%		57.00%
Loan origination date																										2007			2005		2005
Credit related to OTTI																										722,000			457,000		380,000
OTTI changes recorded in earnings	339,000		760,000		462,000																					247,000	213,000	197,000	32,000	425,000	60,000	122,000	198,000			67,000
Number of municipal securities with fair value less than amortized cost	7
Number of impaired municipal securities rated by major agency	6																																				4
Non-rated securities, amortized cost																																					2,800,000
Fair value of non-rated trust preferred securities																																					1,500,000
Trust preferred securities [Abstract]
Number of securities with fair values less than amortized cost	4
Fair Value																																							1,581,000	1,405,000	1,508,000	1,231,000
Net Unrealized Gain (Loss)																																							(316,000)	(484,000)	(1,299,000)	(1,577,000)
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year	1,040,000
Maturing after one year but within five years	6,374,000
Maturing after five years but within ten years	20,583,000
Maturing after ten years	45,711,000
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	73,708,000
U.S. agency residential mortgage-backed	126,151,000
Private label residential mortgage-backed	9,070,000
Total	208,929,000
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	1,055,000
Maturing after one year but within five years	6,560,000
Maturing after five years but within ten years	20,824,000
Maturing after ten years	44,368,000
Available-for-sale Securities fair value total	72,807,000
U.S. agency residential mortgage backed	127,412,000
Private label residential mortgage-backed	8,194,000
Total	208,413,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	1,470,000		710,000		248,000
Additions to credit losses on securities for which no previous OTTI was recognized	0		425,000		198,000
Increases to credit losses on securities for which OTTI was previously recognized	339,000		335,000		264,000
Balance at end of period	1,809,000		1,470,000		710,000
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds	37,176,000		70,322,000		96,648,000
Realized Gains	1,193,000		279,000		1,882,000
Realized Losses	0	[1]	75,000	[1]	221,000	[1]
OTTI not reported in earning	300,000		800,000		500,000
Trading Securities, Realized Gain (Loss)	30,000		40,000		(20,000)
Securities with book value	$ 23,100,000		$ 12,600,000
Percentage of revenue or taxing authority exceeded of consolidated shareholders' equity (in hundredths)	10.00%

[1]	Losses in 2012, 2011 and 2010 exclude $0.3 million, $0.8 million and $0.5 million, respectively of other than temporary impairment.